Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2024
Text Block [Abstract]
Summary of Account Receivable Net Explanatory

As at,	March 31, 2024	March 31, 2023

The carrying amount of:

Trade accounts receivable	$238.5	$277.3

Allowance for doubtful accounts	(3.1)	(0.5)

Governmental loan claims receivable

Federal Ministry of Industry, Strategic Innovation Fund (“Federal SIF”) Agreement	3.0	3.0

Northern Industrial Electricity Rate program rebate receivable	2.2	2.7

Other accounts receivable	6.1	8.7

	$246.7	$291.2

Allowance for doubtful accounts

Balance at March 31, 2022	$(2.4)

Remeasurement of loss allowance	1.9

Balance at March 31, 2023	$(0.5)

Remeasurement of loss allowance	(2.6)

Balance at March 31, 2024	$(3.1)